VictoryShares WestEnd U.S. Sector ETF Average Annual Total Returns	12 Months Ended	27 Months Ended		60 Months Ended	90 Months Ended	92 Months Ended	114 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	26.72%		14.53%	14.35%	14.59%	13.59%
VictoryShares WestEnd U.S. Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent	24.67%	25.21%	[1]
VictoryShares WestEnd U.S. Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.22%	24.77%	[1]
VictoryShares WestEnd U.S. Sector ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.59%	19.61%	[1]

[1]	Inception date is October 12, 2022.